Trade Payables (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Trade payables.
Trade payables - Current	€ 702.0	€ 792.2	€ 1,065.5
Total trade payables	€ 702.0	€ 792.2	€ 1,065.5